COMMITMENTS and CONTINGENCIES (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Disclosure of finance lease and operating lease by lessee [line items]
Total	$ 12,075
Not later than one year
Disclosure of finance lease and operating lease by lessee [line items]
Total	2,614
Later than one year and not later than five years
Disclosure of finance lease and operating lease by lessee [line items]
Total	6,776
Later than five years
Disclosure of finance lease and operating lease by lessee [line items]
Total	$ 2,685